Property, plant and equipment (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment
Opening amount			£ 245,401	£ 244,738
Additions			7,224	7,204
Disposals				(5)
Depreciation charge	£ (2,938)	£ (2,722)	(5,715)	(5,264)
Closing amount	246,910	246,673	246,910	246,673
Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			361,957	354,083
Closing amount	369,181	360,785	369,181	360,785
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(116,556)	(109,345)
Closing amount	(122,271)	(114,112)	(122,271)	(114,112)
Freehold property
Reconciliation of changes in property, plant and equipment
Opening amount			219,335	222,628
Additions			23
Disposals				(5)
Transfers			(25)
Depreciation charge			(1,638)	(1,644)
Closing amount	217,695	220,979	217,695	220,979
Freehold property | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			269,367	269,372
Closing amount	269,365	269,367	269,365	269,367
Freehold property | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(50,032)	(46,744)
Closing amount	(51,670)	(48,388)	(51,670)	(48,388)
Plant and machinery
Reconciliation of changes in property, plant and equipment
Opening amount			4,169	3,385
Additions			1,308	1,090
Depreciation charge			(1,056)	(939)
Closing amount	4,421	3,536	4,421	3,536
Plant and machinery | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			34,790	34,475
Closing amount	36,098	35,565	36,098	35,565
Plant and machinery | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(30,621)	(31,090)
Closing amount	(31,677)	(32,029)	(31,677)	(32,029)
Fixtures and fittings
Reconciliation of changes in property, plant and equipment
Opening amount			21,897	18,725
Additions			5,893	6,114
Transfers			25
Depreciation charge			(3,021)	(2,681)
Closing amount	24,794	22,158	24,794	22,158
Fixtures and fittings | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			57,800	50,236
Closing amount	63,718	55,853	63,718	55,853
Fixtures and fittings | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(35,903)	(31,511)
Closing amount	£ (38,924)	£ (33,695)	£ (38,924)	£ (33,695)